UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22752

Nuveen Intermediate Duration Municipal Term Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period: February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NID
Nuveen Intermediate Duration Municipal Term Fund
Portfolio of Investments    February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 126.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 126.9% (100.0% of Total Investments)
	Alaska – 0.3% (0.2% of Total Investments)
$ 2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	2/19 at 100.00	B3	$ 1,973,180
	Arizona – 1.1% (0.9% of Total Investments)
2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/27	2/22 at 100.00	A1	2,163,720
695	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 4.750%, 7/01/30, 144A	7/25 at 100.00	N/R	642,048
1,050	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 5.000%, 7/01/23	No Opt. Call	Ba1	1,089,753
85	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.250%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	92,534
290	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba1	293,585
1,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.125%, 2/01/34	2/24 at 100.00	B+	969,510
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013, 5.000%, 7/01/25	7/20 at 102.00	BB-	726,309
800	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (4)	808,496
533	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	3/19 at 100.00	N/R	532,979
7,213	Total Arizona			7,318,934
	California – 12.0% (9.5% of Total Investments)
1,850	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 4.000%, 10/01/35 – AGM Insured	10/26 at 100.00	AA	1,952,767
2,490	Alvord Unified School District, Riverside County, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0089, Formerly Tender Option Bond Trust 3306, 22.115%, 8/01/30, 144A (IF) (5)	No Opt. Call	AA	5,200,664
710	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (4)	765,877
750	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 5.121%, 10/01/31, 144A (IF) (5)	3/19 at 100.00	AA	852,240

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
$ 1,095	5.250%, 11/01/29	11/26 at 100.00	BBB-	$1,243,898
1,140	5.000%, 11/01/30	11/26 at 100.00	BBB-	1,271,830
1,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	1,041,220
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
500	5.250%, 12/01/29	12/24 at 100.00	BB	552,800
2,500	5.250%, 12/01/34	12/24 at 100.00	BB	2,714,625
2,300	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/27, 144A	6/26 at 100.00	BB	2,571,722
5,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	8/20 at 100.00	N/R	5,189,500
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/29 – AGM Insured (6)	No Opt. Call	AA	2,887,980
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
2,000	5.000%, 6/01/30	6/28 at 100.00	BBB	2,284,240
3,260	5.000%, 6/01/32	6/28 at 100.00	BBB	3,667,761
5,290	5.000%, 6/01/33	6/28 at 100.00	BBB	5,924,959
3,805	5.000%, 6/01/34	6/28 at 100.00	BBB	4,239,417
1,415	5.000%, 6/01/35	6/28 at 100.00	BBB	1,569,490
2,890	3.500%, 6/01/36	6/22 at 100.00	BBB	2,879,134
100	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/23	3/19 at 100.00	A	100,255
645	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A. Turbo Current Interest, 4.625%, 6/01/21	5/19 at 100.00	N/R	644,800
2,315	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	2,522,100
250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (4)	282,628
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
855	5.500%, 11/01/19 (ETM)	No Opt. Call	N/R (4)	877,127
5,000	6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (4)	5,165,750
700	Redwood City, California, Special Tax Refunding Bonds, Redwood Shores Community Facilities District 99-1, Shores Transportation Improvement Project, Series 2012B, 5.000%, 9/01/29	9/22 at 100.00	N/R	744,884
1,975	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,218,359

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 215	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	$221,312
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014, 5.000%, 9/01/29	9/24 at 100.00	N/R	542,375
2,395	San Bernardino Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2005A, 5.750%, 10/01/24 – AGM Insured	No Opt. Call	AA	2,803,060
440	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	479,789
260	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding Bonds Series 2013, 5.000%, 9/01/20	No Opt. Call	N/R	269,149
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.000%, 9/01/32	3/23 at 100.00	N/R	1,586,580
1,500	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.000%, 9/01/32	3/23 at 100.00	N/R	1,578,285
10,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2005A-2, 5.400%, 6/01/27	2/19 at 100.00	BB-	10,044,900
1,245	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	2/19 at 100.00	Baa2	1,251,374
65	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	65,968
70,955	Total California			78,208,819
	Colorado – 3.0% (2.4% of Total Investments)
	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017:
750	4.000%, 12/31/30 (AMT)	12/27 at 100.00	A-	796,073
250	4.000%, 6/30/31 (AMT)	12/27 at 100.00	A-	263,813
645	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013, 5.000%, 6/01/29	6/23 at 100.00	A+	696,903
330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 6.125%, 11/01/20	No Opt. Call	B+	333,508
100	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/22	No Opt. Call	BB+	103,648
420	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-term Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)	No Opt. Call	N/R (4)	435,057
889	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017, 6.875%, 10/01/27 (AMT) (7)	No Opt. Call	N/R	307,559
3,270	Colorado Springs, Colorado, Utilities System Revenue Bonds, Tender Option Bond Trust 2015-XF0223, 10.591%, 11/15/30, 144A (IF) (5)	11/22 at 100.00	AA	4,066,147

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Tender Option Bond Trust 2016-XF2354:
$ 100	18.079%, 3/01/25, 144A (IF) (5)	No Opt. Call	AA	$189,922
300	18.079%, 3/01/26, 144A (IF) (5)	No Opt. Call	AA	598,080
430	18.041%, 3/01/27, 144A (IF) (5)	No Opt. Call	AA	886,643
725	18.079%, 3/01/28, 144A (IF) (5)	No Opt. Call	AA	1,542,053
200	18.079%, 3/01/29, 144A (IF) (5)	No Opt. Call	AA	435,894
635	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	BB	675,094
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/26	No Opt. Call	Baa2	2,272,900
0	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	—
860	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 5.750%, 3/01/32	3/20 at 100.00	N/R	827,294
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/21, 144A	No Opt. Call	N/R	1,054,380
528	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016, 3.000%, 12/01/21	No Opt. Call	N/R	521,273
3,150	Westminster Economic Development Authority, Colorado, Tax Increment Revenue Bonds, Mandalay Gardens Urban Renewal Project, Series 2012, 5.000%, 12/01/27	12/22 at 100.00	AA-	3,489,318
16,582	Total Colorado			19,495,559
	Connecticut – 0.0% (0.0% of Total Investments)
7,714	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (8)	No Opt. Call	N/R	264,219
	District of Columbia – 0.7% (0.6% of Total Investments)
	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013:
500	4.000%, 10/01/19	No Opt. Call	BB+	501,165
500	4.000%, 10/01/20	No Opt. Call	BB+	503,975
670	4.000%, 10/01/21	No Opt. Call	BB+	677,544
355	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A, 4.125%, 7/01/27	7/24 at 103.00	N/R	359,760
	District of Columbia, Tax Increment Revenue Bonds, Gallery Place Project, Tender Option Bond Trust 2016-XF2341:
745	17.350%, 6/01/29, 144A (IF) (5)	6/21 at 100.00	AA+	983,929
785	17.290%, 6/01/30, 144A (IF) (5)	6/21 at 100.00	AA+	1,029,598
520	17.350%, 6/01/31, 144A (IF) (5)	6/21 at 100.00	AA+	679,708
4,075	Total District of Columbia			4,735,679

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 8.8% (7.0% of Total Investments)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
$ 425	5.000%, 11/15/20	No Opt. Call	BBB	$443,258
150	5.000%, 11/15/23	No Opt. Call	BBB	164,190
680	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/25 at 100.00	N/R	677,083
7,200	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30, 144A	7/25 at 100.00	N/R	7,661,592
430	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Series 2001F-1, 5.000%, 10/01/31 – NPFG Insured	3/19 at 100.00	Baa2	433,117
1,980	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	2,037,182
805	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23	No Opt. Call	BBB-	827,162
450	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 3.500%, 11/01/21	No Opt. Call	N/R	449,077
1,800	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	BB	1,863,702
545	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project - South Segment, Series 2017, 5.625%, 1/01/47 (AMT) (Mandatory Put 1/01/28), 144A	5/19 at 105.00	N/R	562,091
640	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.125%, 11/01/22	No Opt. Call	N/R	667,002
	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012:
700	5.250%, 11/01/22	No Opt. Call	N/R	726,327
1,300	5.750%, 11/01/32	11/23 at 100.00	N/R	1,340,521
1,855	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	3/19 at 100.00	BB-	1,855,000
4,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (AMT), 144A	6/20 at 100.00	BBB+	4,068,440
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Tender Option Bond Trust 2016-XG0099:
700	16.850%, 7/01/22, 144A (IF) (5)	No Opt. Call	A+	1,061,116
820	16.850%, 7/01/23, 144A (IF) (5)	7/22 at 100.00	A+	1,234,641
1,115	16.850%, 7/01/24, 144A (IF) (5)	7/22 at 100.00	A+	1,665,554
800	16.850%, 7/01/25, 144A (IF) (5)	7/22 at 100.00	A+	1,189,592
710	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	731,470
1,230	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22	No Opt. Call	N/R	1,271,611
500	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/25	12/24 at 100.00	A-	564,415

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 900	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/33	11/22 at 100.00	BBB+	$950,058
140	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/19	No Opt. Call	N/R	140,062
2,610	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2017, 4.000%, 5/01/31	5/27 at 100.00	BBB	2,699,549
1,735	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	5/22 at 100.00	BBB	1,879,317
1,125	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25	5/23 at 100.00	N/R	1,129,230
	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014B:
2,925	5.000%, 7/01/29	7/24 at 100.00	A-	3,264,973
2,350	5.000%, 7/01/30	7/24 at 100.00	A-	2,603,024
1,560	5.000%, 7/01/31	7/24 at 100.00	A-	1,713,754
1,400	5.000%, 7/01/32	7/24 at 100.00	A-	1,529,654
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Tender Option Bond Trust 2016-XG0097:
400	16.950%, 7/01/27, 144A (IF) (5)	7/22 at 100.00	A+	595,472
290	16.950%, 7/01/28, 144A (IF) (5)	7/22 at 100.00	A+	427,794
1,000	11.960%, 7/01/29, 144A (IF) (5)	7/22 at 100.00	A+	1,286,140
1,000	11.960%, 7/01/30, 144A (IF) (5)	7/22 at 100.00	A+	1,256,020
1,000	16.950%, 7/01/31, 144A (IF) (5)	7/22 at 100.00	A+	1,465,020
1,510	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	3/19 at 100.00	N/R	1,511,344
1,255	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.000%, 5/01/23	5/22 at 100.00	N/R	1,286,199
1,945	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23	No Opt. Call	N/R	1,944,903
390	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase Two Assessment Area, Refunding Series 2012A-2, 5.600%, 5/01/22	No Opt. Call	BBB-	411,247
52,370	Total Florida			57,587,903
	Georgia – 0.4% (0.3% of Total Investments)
2,000	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	Baa3	2,158,040
575	Rockdale County Development Authority, Georgia, Revenue Bonds, Pratt Paper, LLC Project, Refunding Series 2018, 4.000%, 1/01/38 (AMT), 144A	1/28 at 100.00	N/R	576,673
2,575	Total Georgia			2,734,713
	Guam – 4.0% (3.2% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,860	5.000%, 11/15/24	No Opt. Call	BB	2,054,556
2,170	5.000%, 11/15/33	11/25 at 100.00	BB	2,324,895

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam (continued)
	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
$ 810	6.000%, 12/01/20	No Opt. Call	B+	$820,149
325	6.875%, 12/01/40	12/20 at 100.00	B+	333,528
1,100	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	A-	1,198,736
2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.250%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	A- (4)	2,094,200
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
1,365	5.250%, 7/01/24	7/23 at 100.00	A-	1,514,768
2,500	5.500%, 7/01/43	7/23 at 100.00	A-	2,675,725
	Guam Government, General Obligation Bonds, 2009 Series A:
235	6.000%, 11/15/19	No Opt. Call	BB-	240,407
2,500	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	2,590,450
1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R (4)	1,028,450
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
2,500	5.000%, 12/01/25	No Opt. Call	BB	2,796,325
3,750	5.000%, 12/01/26	No Opt. Call	BB	4,227,488
2,025	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	2,211,462
200	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/31	10/24 at 100.00	BBB	215,588
24,340	Total Guam			26,326,727
	Hawaii – 1.3% (1.0% of Total Investments)
6,215	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	6,218,418
355	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	A-	362,228
1,550	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27 (AMT)	4/19 at 100.00	BB	1,569,654
8,120	Total Hawaii			8,150,300
	Idaho – 0.4% (0.3% of Total Investments)
2,530	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/30	9/26 at 100.00	BB+	2,767,061
	Illinois – 21.4% (16.8% of Total Investments)
6,120	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	12/22 at 100.00	N/R	6,154,456
5,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 5.750%, 4/01/34	4/27 at 100.00	A	5,694,750
440	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017, 5.000%, 4/01/42	4/27 at 100.00	A	471,033

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35	12/24 at 100.00	BB-	$488,109
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
325	5.000%, 12/01/19 (ETM)	No Opt. Call	N/R (4)	332,985
1,275	5.000%, 12/01/19	No Opt. Call	B+	1,294,355
1,230	5.000%, 12/01/20	No Opt. Call	BB-	1,266,519
3,420	5.000%, 12/01/31	12/20 at 100.00	BB-	3,455,534
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
7,225	5.000%, 12/01/26	No Opt. Call	BB-	7,744,188
1,875	5.000%, 12/01/27	No Opt. Call	BB-	2,011,894
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	BB-	1,042,350
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A, 5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	AA	1,138,150
2,115	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/23	No Opt. Call	BB-	2,238,516
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	BB-	1,187,360
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,470	0.000%, 12/01/22 – FGIC Insured	No Opt. Call	Baa2	1,300,700
1,500	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	1,072,815
2,267	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	2/19 at 100.00	N/R	2,266,890
176	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, MetraMarket Project, Series 2010, 6.870%, 2/15/24	2/19 at 100.00	Ba2	176,212
813	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (8)	3/19 at 100.00	N/R	594,358
3,215	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.000%, 1/01/40	1/21 at 100.00	BBB+	3,251,651
2,680	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/23	1/22 at 100.00	BBB+	2,784,922
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
850	5.000%, 1/01/24	No Opt. Call	BBB+	911,770
1,500	5.000%, 1/01/25	No Opt. Call	BBB+	1,624,275
515	5.000%, 1/01/31	1/26 at 100.00	BBB+	549,907
	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2015-XF0124:
1,000	16.579%, 11/15/29, 144A (IF) (5)	11/22 at 100.00	AA-	1,354,520
3,040	16.579%, 11/15/33, 144A (IF) (5)	11/22 at 100.00	AA-	3,948,048
1,100	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	BB-	1,143,208
5,530	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	BB-	5,768,619

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339:
$ 330	16.700%, 9/01/21, 144A (IF) (5)	No Opt. Call	AA+	$458,218
480	16.728%, 9/01/21, 144A (IF) (5)	No Opt. Call	AA+	666,854
435	16.687%, 9/01/22, 144A (IF) (5)	No Opt. Call	AA+	668,495
	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
2,680	5.000%, 4/01/24	3/19 at 100.00	Baa3	2,680,992
1,950	5.000%, 4/01/26	3/19 at 100.00	Baa3	1,950,312
2,000	5.000%, 4/01/31	3/19 at 100.00	Baa3	1,999,960
	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016:
1,500	3.000%, 9/01/30	9/26 at 100.00	A-	1,392,585
1,475	3.000%, 9/01/31	9/26 at 100.00	A-	1,346,778
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
770	4.000%, 5/15/19	No Opt. Call	Baa2	772,387
895	5.000%, 5/15/20	No Opt. Call	Baa2	923,201
1,035	5.000%, 5/15/21	No Opt. Call	Baa2	1,095,061
1,210	5.000%, 5/15/22	No Opt. Call	Baa2	1,311,011
1,575	5.000%, 5/15/24	5/22 at 100.00	Baa2	1,702,528
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009:
100	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	100,870
120	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	121,068
3,280	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	AA+ (4)	3,309,192
775	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/37	8/27 at 100.00	BBB-	842,813
2,500	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.000%, 6/15/27 – AGM Insured	6/24 at 100.00	AA	2,765,450
	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001:
4,300	0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BBB-	3,711,330
1,000	0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BBB-	799,980
	Illinois State, General Obligation Bonds, December Series 2017A:
890	5.000%, 12/01/27	No Opt. Call	BBB	967,982
1,020	5.000%, 12/01/28	12/27 at 100.00	BBB	1,101,457
2,250	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB	2,344,725
1,875	Illinois State, General Obligation Bonds, June Series 2016, 3.500%, 6/01/29	6/26 at 100.00	BBB	1,762,725
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	1,630,560
5,175	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/26	No Opt. Call	BBB	5,625,432
4,565	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/26	No Opt. Call	BBB	4,949,510
1,870	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB	1,899,079

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, Refunding Series 2012:
$ 1,750	5.000%, 8/01/22	No Opt. Call	BBB	$1,864,258
4,000	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	4,392,680
2,000	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 13.580%, 8/01/23, 144A (IF) (5)	No Opt. Call	AA	2,785,320
3,560	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2016C, 4.000%, 6/15/30 – BAM Insured	6/26 at 100.00	AA	3,684,956
2,060	Illinois State, Sales Tax Revenue Bonds, First Series 2002, 6.000%, 6/15/27 – NPFG Insured	No Opt. Call	A-	2,448,516
3,525	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 12/15/28	6/22 at 100.00	BBB	3,692,155
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B, 5.000%, 12/15/26	No Opt. Call	BBB	1,102,060
3,685	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.250%, 6/15/50	6/20 at 100.00	BBB	3,713,485
	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
1,100	5.000%, 10/01/25	4/25 at 100.00	BBB+	1,227,677
200	5.000%, 10/01/26	4/25 at 100.00	BBB+	222,004
760	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Series 2018C, 5.500%, 1/01/32	1/29 at 100.00	AAA	908,458
2,500	Wauconda, Illinois, Special Service Area 1 Special Tax Bonds, Liberty Lake Project, Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured	3/25 at 100.00	AA	2,779,825
131,846	Total Illinois			138,990,043
	Indiana – 3.2% (2.5% of Total Investments)
880	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22 (8)	No Opt. Call	N/R	704,000
4,035	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.000%, 3/01/33	3/23 at 100.00	B+	4,059,089
415	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	B	416,672
850	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	866,702
870	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	887,095
5,590	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	BB-	5,729,191
6,330	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	BB-	6,453,372
1,295	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A, 5.500%, 4/01/24	No Opt. Call	Ba1	1,436,246
275	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	300,801
20,540	Total Indiana			20,853,168

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa – 2.6% (2.1% of Total Investments)
$ 1,925	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	$1,972,721
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
1,150	5.500%, 12/01/22	2/19 at 100.00	B	1,151,150
3,000	5.250%, 12/01/25	12/23 at 100.00	B	3,184,260
3,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	5/19 at 105.00	B	4,192,812
4,640	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50	12/22 at 103.00	B+	4,831,910
200	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012, 3.000%, 9/01/19 (ETM)	No Opt. Call	N/R (4)	201,296
1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	5/19 at 100.00	BB-	1,506,600
16,405	Total Iowa			17,040,749
	Kansas – 2.1% (1.6% of Total Investments)
2,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 2016-XG0056, 17.940%, 11/15/32, 144A (IF) (5)	5/22 at 100.00	AA	2,818,760
310	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 2015-XF2190, 14.622%, 11/15/32, 144A (IF) (5)	5/22 at 100.00	AA	412,347
200	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	228,944
1,750	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	5/19 at 100.00	BB+	1,752,555
2,000	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B, 6.100%, 12/15/34	12/22 at 100.00	N/R	1,688,780
8,000	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 5.250%, 12/15/29	12/22 at 100.00	N/R	6,519,760
14,260	Total Kansas			13,421,146
	Kentucky – 0.9% (0.7% of Total Investments)
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
3,000	5.000%, 6/01/30	6/27 at 100.00	Baa3	3,339,990
1,315	5.000%, 6/01/31	6/27 at 100.00	Baa3	1,450,353
685	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/27	7/25 at 100.00	BBB+	770,002
175	Owensboro, Kentucky, Water Revenue Bonds, Refunding & Improvement Series 2014, 2.500%, 9/15/21 – BAM Insured	No Opt. Call	AA	178,372
5,175	Total Kentucky			5,738,717

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 1.6% (1.3% of Total Investments)
	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
$ 780	5.625%, 7/01/26	7/21 at 100.00	B	$741,000
60	6.250%, 7/01/31	7/21 at 100.00	B	57,000
3,300	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	3,257,826
2,840	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 0.000%, 10/01/31 (6)	No Opt. Call	Baa1	2,633,532
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
250	5.250%, 5/15/22 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	269,055
500	6.250%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	548,845
1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/22	No Opt. Call	AA-	1,101,470
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
500	5.000%, 1/01/31 (AMT)	1/27 at 100.00	A-	569,070
800	5.000%, 1/01/32 (AMT)	1/27 at 100.00	A-	904,992
285	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/29	11/24 at 100.00	N/R	303,870
10,315	Total Louisiana			10,386,660
	Maine – 0.1% (0.1% of Total Investments)
500	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33 (AMT), 144A	12/26 at 100.00	N/R	512,020
350	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB	377,748
850	Total Maine			889,768
	Maryland – 0.6% (0.5% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
350	5.000%, 9/01/26	No Opt. Call	BBB-	396,151
1,000	5.000%, 9/01/33	9/27 at 100.00	BBB-	1,123,030
2,000	5.000%, 9/01/34	9/27 at 100.00	BBB-	2,233,000
3,350	Total Maryland			3,752,181
	Massachusetts – 0.4% (0.3% of Total Investments)
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 5.000%, 7/01/26	No Opt. Call	BBB	1,157,990
1,195	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013, 5.250%, 7/01/29 (AMT)	7/22 at 100.00	AA	1,276,905
2,195	Total Massachusetts			2,434,895

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 4.7% (3.7% of Total Investments)
$ 1,265	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB-	$1,335,435
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3:
5,000	5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	5,761,200
5,000	5.000%, 7/01/25 – AGM Insured	7/24 at 100.00	AA	5,732,900
5,000	5.000%, 7/01/26 – AGM Insured	7/24 at 100.00	AA	5,703,700
1,945	5.000%, 7/01/31 – AGM Insured	7/24 at 100.00	AA	2,167,100
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
2,000	5.000%, 7/01/25 – NPFG Insured	7/24 at 100.00	A	2,276,920
2,000	5.000%, 7/01/26 – NPFG Insured	7/24 at 100.00	A	2,268,560
325	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB-	325,829
185	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	B	177,252
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond Trust 2015-XF0126:
7	17.536%, 12/01/27 (Pre-refunded 12/01/20), 144A (IF) (5)	12/20 at 100.00	N/R (4)	8,845
818	17.536%, 12/01/27, 144A (IF) (5)	12/20 at 100.00	AA-	1,033,617
330	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/22	3/19 at 100.00	BBB-	330,568
1,725	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2018, 7.000%, 12/01/30 (AMT), 144A	12/23 at 100.00	N/R	1,927,411
1,625	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	3/20 at 101.00	BBB	1,659,141
27,225	Total Michigan			30,708,478
	Minnesota – 0.1% (0.1% of Total Investments)
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Minneapolis College of Art and Design, Series 2015-8D:
260	4.000%, 5/01/24	5/23 at 100.00	Baa2	274,648
250	4.000%, 5/01/26	5/23 at 100.00	Baa2	261,935
510	Total Minnesota			536,583
	Mississippi – 0.6% (0.4% of Total Investments)
1,845	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue Bonds, Northrop Grumman Ship Systems Inc. Project, Series 2006, 4.550%, 12/01/28	3/19 at 100.00	BBB	1,845,018
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	18.079%, 1/01/26 (Pre-refunded 1/01/22), 144A (IF) (5)	1/22 at 100.00	AA- (4)	1,168,288
500	18.079%, 1/01/28 (Pre-refunded 1/01/22), 144A (IF) (5)	1/22 at 100.00	AA- (4)	730,180
3,145	Total Mississippi			3,743,486

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri – 1.5% (1.2% of Total Investments)
$ 1,515	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/24	No Opt. Call	A-	$1,659,713
1,125	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 4.000%, 11/01/27	11/25 at 100.00	N/R	1,116,067
3,000	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.000%, 12/01/36	12/22 at 100.00	BBB	3,031,950
865	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24	5/23 at 100.00	N/R	879,100
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
385	5.000%, 11/15/23	No Opt. Call	N/R	412,658
800	5.000%, 11/15/25	No Opt. Call	N/R	874,600
1,595	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation Revenue Bonds, Contractual Payments of St. Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38	4/27 at 100.00	A	1,763,049
9,285	Total Missouri			9,737,137
	Nebraska – 0.7% (0.5% of Total Investments)
2,000	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	2,149,160
1,445	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A	1,551,540
635	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/26	5/24 at 100.00	BBB+	707,618
4,080	Total Nebraska			4,408,318
	Nevada – 1.2% (0.9% of Total Investments)
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
320	5.000%, 9/01/29	9/27 at 100.00	A-	367,075
495	5.000%, 9/01/31	9/27 at 100.00	A-	557,073
1,630	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Regional Healthcare Project, Refunding Series 2012, 5.000%, 9/01/27	9/22 at 100.00	A-	1,767,604
620	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	Aa3	635,178
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-13 Cornerstone, Refunding Series 2013:
375	4.000%, 3/01/19	No Opt. Call	N/R	375,000
420	5.000%, 3/01/20	No Opt. Call	N/R	424,696
430	5.000%, 3/01/21	No Opt. Call	N/R	438,071
445	5.000%, 3/01/22	No Opt. Call	N/R	455,413
1,465	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Refunding Series 2016, 5.000%, 6/15/31	6/26 at 100.00	BBB+	1,645,034
1,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 7.500%, 6/15/23 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	1,016,290

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$ 175	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017, 5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	$ 173,607
7,375	Total Nevada			7,855,041
	New Hampshire – 0.1% (0.0% of Total Investments)
370	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B, 0.000%, 1/01/20 – RAAI Insured	No Opt. Call	AA	359,444
	New Jersey – 8.0% (6.3% of Total Investments)
3,275	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	3/19 at 100.00	N/R	3,140,823
3,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	BBB+	3,265,680
900	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/25	6/22 at 100.00	BBB+	967,023
1,875	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B, 5.000%, 6/15/35	12/28 at 100.00	A-	2,036,194
1,615	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 4.000%, 6/15/28	6/24 at 100.00	A-	1,679,455
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340:
1,440	4.466%, 9/01/25, 144A (IF) (5)	3/25 at 100.00	A-	1,321,416
1,200	5.963%, 9/01/27, 144A (IF) (5)	3/23 at 100.00	A-	1,165,548
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
3,000	5.125%, 9/15/23 (AMT)	8/22 at 101.00	BB	3,239,250
7,550	5.250%, 9/15/29 (AMT)	8/22 at 101.00	BB	8,201,867
2,410	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	BB	2,722,215
5,000	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2014A, 4.000%, 9/01/29	9/24 at 100.00	A-	5,158,550
7,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BB+	7,470,260
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	AA	1,401,540
1,625	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	A-	983,873
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	A-	1,086,630
2,250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 5.000%, 6/15/31	12/28 at 100.00	A-	2,495,745
500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 16.590%, 1/01/24 (Pre-refunded 7/01/22), 144A (IF) (5)	7/22 at 100.00	A+ (4)	773,255

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
$ 2,250	5.000%, 6/01/27	No Opt. Call	A	$2,622,780
1,920	5.000%, 6/01/30	6/28 at 100.00	A-	2,214,451
49,010	Total New Jersey			51,946,555
	New Mexico – 0.5% (0.4% of Total Investments)
1,115	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (AMT)	3/19 at 100.00	N/R	1,115,413
2,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2012, 5.000%, 5/15/32	5/22 at 100.00	BBB-	2,055,120
3,115	Total New Mexico			3,170,533
	New York – 9.1% (7.2% of Total Investments)
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
505	4.000%, 4/01/20	No Opt. Call	BBB-	511,525
570	4.000%, 4/01/23	No Opt. Call	BBB-	588,599
	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
105	3.750%, 1/01/20 (AMT), 144A	No Opt. Call	N/R	105,918
1,080	4.500%, 1/01/25 (AMT), 144A	No Opt. Call	N/R	1,172,739
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
20	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (4)	22,759
820	5.000%, 5/01/23	No Opt. Call	BBB-	901,139
25	5.000%, 5/01/28 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (4)	28,341
975	5.000%, 5/01/28	5/23 at 100.00	BBB-	1,053,039
10,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Series 2017A, 5.000%, 2/15/27 (UB) (5)	No Opt. Call	Aa2	12,178,700
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	4/19 at 100.00	B-	1,000,160
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
190	5.000%, 1/01/22 – AMBAC Insured	3/19 at 100.00	BBB	190,437
2,740	5.000%, 1/01/39 – AMBAC Insured	3/19 at 100.00	BBB	2,774,661
3,775	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	4,010,598
1,325	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	1,381,538
6,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	6,986,720
2,705	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/31	11/21 at 100.00	A+	2,908,822

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
$ 2,390	5.000%, 8/01/26 (AMT)	8/21 at 100.00	BB	$2,503,883
430	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB	446,078
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
2,000	5.000%, 1/01/28 (AMT)	No Opt. Call	Baa3	2,343,960
2,000	5.000%, 1/01/30 (AMT)	1/28 at 100.00	Baa3	2,309,920
3,250	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	3,707,860
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
760	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	780,923
500	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	512,040
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
820	5.000%, 1/01/32 (AMT)	1/26 at 100.00	A-	897,826
815	5.000%, 1/01/34 (AMT)	1/26 at 100.00	A-	883,444
1,450	5.000%, 1/01/35 (AMT)	1/26 at 100.00	A-	1,567,624
650	5.000%, 1/01/36 (AMT)	1/26 at 100.00	A-	700,778
6,890	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	B+	6,660,287
54,290	Total New York			59,130,318
	Ohio – 9.3% (7.3% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
5,165	5.125%, 6/01/24	5/19 at 100.00	B-	4,792,087
16,290	5.750%, 6/01/34	5/19 at 100.00	B-	15,216,000
4,190	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (8)	No Opt. Call	N/R	3,645,300
695	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18 (8)	No Opt. Call	CCC+	695,000
6,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21) (8)	No Opt. Call	N/R	6,000,000
17,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	No Opt. Call	N/R	14,846,550
320	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22) (8)	No Opt. Call	N/R	320,000
130	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	B-	132,626

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 260	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38 (AMT), 144A	1/28 at 100.00	N/R	$265,580
250	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	BB-	255,700
6,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory Put 6/03/19) (8)	No Opt. Call	N/R	5,220,000
2,780	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22	No Opt. Call	BB-	2,904,794
6,000	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (AMT)	3/19 at 100.00	BB+	6,008,040
65,145	Total Ohio			60,301,677
	Oklahoma – 0.5% (0.4% of Total Investments)
3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/25)	6/25 at 100.00	BB-	3,571,458
	Oregon – 0.3% (0.2% of Total Investments)
1,000	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%, 8/01/31	8/22 at 100.00	A-	1,072,340
730	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	3/19 at 100.00	N/R	733,541
1,730	Total Oregon			1,805,881
	Pennsylvania – 7.1% (5.6% of Total Investments)
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
3,300	6.750%, 11/01/24	11/19 at 100.00	BB-	3,351,249
420	6.875%, 5/01/30	11/19 at 100.00	BB-	423,373
640	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	3/19 at 100.00	N/R	623,277
3,685	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa3	3,829,820
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	1,115,790
420	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory Put 7/01/21) (8)	No Opt. Call	N/R	365,400
400	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (8)	No Opt. Call	N/R	348,000
4,025	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (AMT)	No Opt. Call	B-	4,054,584
1,450	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BBB-	1,575,845

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 825	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc., Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/30	7/25 at 100.00	BBB-	$891,709
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,003,940
1,595	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc., Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BB+	1,639,102
1,805	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (8)	No Opt. Call	N/R	1,570,350
6,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory Put 9/01/20)	No Opt. Call	B	6,015,360
750	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB+	768,637
4,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.000%, 6/01/31 (AMT)	3/19 at 100.00	BB+	4,000,440
4,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	4,694,120
3,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017, 5.000%, 12/01/35	12/27 at 100.00	A3	3,920,560
1,610	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	1,704,797
4,090	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/34	7/27 at 100.00	BBB-	4,410,411
44,515	Total Pennsylvania			46,306,764
	Puerto Rico – 0.5% (0.4% of Total Investments)
3,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 3.297%, 7/01/27	No Opt. Call	C	3,163,125
	Rhode Island – 1.4% (1.1% of Total Investments)
	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A:
1,400	5.000%, 4/01/23	No Opt. Call	Baa2	1,539,510
1,500	5.000%, 4/01/24	No Opt. Call	Baa2	1,678,680
6,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 (Pre-refunded 5/15/19) – AGC Insured	5/19 at 100.00	AA (4)	6,051,900
8,900	Total Rhode Island			9,270,090
	South Carolina – 1.1% (0.9% of Total Investments)
1,450	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.125%, 8/15/35, 144A	2/25 at 100.00	BB	1,459,179

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Tender Option Bond Trust 2016-XG0098:
$ 1,500	16.810%, 11/01/27 (Pre-refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	A- (4)	$2,334,600
1,010	16.795%, 11/01/28 (Pre-refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	A- (4)	1,571,408
1,255	16.810%, 11/01/29 (Pre-refunded 11/01/22), 144A (IF) (5)	11/22 at 100.00	A- (4)	1,953,282
5,215	Total South Carolina			7,318,469
	Tennessee – 1.2% (1.0% of Total Investments)
2,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A+	2,150,120
1,935	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/26	1/23 at 100.00	A+	2,150,250
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
3,480	5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	3,120,168
525	6.000%, 5/01/34, 144A	11/24 at 100.00	N/R	451,694
7,940	Total Tennessee			7,872,232
	Texas – 5.4% (4.2% of Total Investments)
1,500	Austin, Texas, Special Assessment Revenue Bonds, Estancia Hill Country Public Improvement District Area 1 Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	1,534,035
2,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A-	2,192,500
690	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	BBB+	705,960
2,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Tender Option Bond Trust 3307, 19.326%, 12/01/30, 144A (IF) (5)	No Opt. Call	AA+	4,785,960
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	BB	1,987,800
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A:
1,500	5.000%, 6/01/20	No Opt. Call	Baa2	1,547,865
535	5.000%, 6/01/21	No Opt. Call	Baa2	564,008
855	5.000%, 6/01/22	No Opt. Call	Baa2	913,482
915	5.000%, 6/01/23	No Opt. Call	Baa2	988,593
3,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Airport Improvement Projects, Series 2018C, 5.000%, 7/15/28 (AMT)	No Opt. Call	BB	3,457,140
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/21 (AMT)	No Opt. Call	A3	215,508
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB-	1,017,430

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,500	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public Service Company of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding Series 2007, 4.450%, 6/01/20 – NPFG Insured	No Opt. Call	A-	$1,540,890
2,680	San Antonio Public Facilities Corporation, Texas, Lease Revenue Bonds, Convention Center Refinancing & Expansion Project, Tender Option Bond Trust 2015-XF0125, 17.641%, 9/15/29, 144A (IF) (5)	9/22 at 100.00	AA+	4,035,865
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 2016-XG0058:
100	17.835%, 8/15/22, 144A (IF) (5)	No Opt. Call	Aa3	152,686
155	17.679%, 8/15/24, 144A (IF) (5)	8/23 at 100.00	Aa3	257,334
200	17.835%, 8/15/26, 144A (IF) (5)	8/23 at 100.00	Aa3	327,046
170	17.649%, 8/15/27, 144A (IF) (5)	8/23 at 100.00	Aa3	272,597
1,690	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A-	1,955,009
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/22	No Opt. Call	A3	5,463,600
1,190	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015, 6.125%, 9/01/35	9/25 at 100.00	N/R	1,185,716
28,880	Total Texas			35,101,024
	Virgin Islands – 0.3% (0.2% of Total Investments)
1,515	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	1,633,246
	Virginia – 1.6% (1.3% of Total Investments)
	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012:
1,265	4.000%, 3/01/20	No Opt. Call	N/R	1,274,310
1,000	5.000%, 3/01/21	No Opt. Call	N/R	1,030,950
1,410	5.000%, 3/01/22	No Opt. Call	N/R	1,466,724
	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Tender Option Bond Trust 2016-XG0080, Formerly Tender Option Bond Trust 3309:
1,800	18.079%, 5/15/27, 144A (IF) (5)	5/22 at 100.00	AA+	2,656,350
400	13.088%, 5/15/29, 144A (IF) (5)	5/22 at 100.00	AA+	534,068
120	18.079%, 5/15/29, 144A (IF) (5)	5/22 at 100.00	AA+	176,699
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	12/22 at 100.00	N/R	1,032,620
	Virginia Gateway Community Development Authority, Prince William County, Virginia, Special Assessment Refunding Bonds, Series 2012:
695	5.000%, 3/01/25	3/22 at 100.00	N/R	705,981
130	4.500%, 3/01/29	3/22 at 100.00	N/R	125,233
1,505	5.000%, 3/01/30	3/22 at 100.00	N/R	1,517,040
9,325	Total Virginia			10,519,975

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington – 3.0% (2.4% of Total Investments)
$ 2,200	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BBB-	$2,364,516
4,000	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016B, 5.000%, 10/01/32 (AMT) (UB) (5)	4/26 at 100.00	Aa2	4,532,600
375	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	2/19 at 100.00	N/R	375,008
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bonds Trust 2015-XF1017, 4.638%, 1/01/35, 144A (IF) (5)	7/24 at 100.00	BBB+	5,340,750
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,315	6.000%, 10/01/22, 144A	No Opt. Call	N/R	2,450,358
2,095	6.500%, 10/01/32, 144A	10/22 at 100.00	N/R	2,221,915
	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013:
1,000	5.000%, 7/01/21	No Opt. Call	A-	1,067,870
1,000	5.000%, 7/01/23	No Opt. Call	A-	1,112,190
17,985	Total Washington			19,465,207
	West Virginia – 0.3% (0.2% of Total Investments)
1,170	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (AMT)	No Opt. Call	Baa3	1,134,818
500	West Virginia Economic Development Authority, Excess Lottery Revenue Bonds, Series 2017A, 5.000%, 7/01/30	7/27 at 100.00	AAA	590,190
1,670	Total West Virginia			1,725,008
	Wisconsin – 3.5% (2.8% of Total Investments)
1,740	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (AMT)	No Opt. Call	N/R	1,746,890
	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A:
1,695	5.500%, 2/01/21, 144A	3/19 at 102.00	BBB+	1,732,697
350	6.500%, 2/01/31, 144A	3/19 at 102.00	BBB+	358,032
415	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin - Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB-	424,657
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
860	5.250%, 12/01/22	No Opt. Call	N/R	863,982
1,610	6.000%, 12/01/32	12/22 at 100.00	N/R	1,622,671
2,635	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A	No Opt. Call	N/R	2,853,073
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
1,200	5.000%, 12/01/27, 144A	No Opt. Call	N/R	1,248,168
1,000	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	1,111,820

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 485	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc., Series 2017A, 5.000%, 12/01/27	No Opt. Call	BBB-	$516,612
480	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.000%, 4/01/22	No Opt. Call	BB	499,344
2,085	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, Trips Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)	No Opt. Call	BBB	2,191,898
4,300	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)	5/26 at 100.00	A-	4,290,239
1,115	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	BBB-	1,184,386
1,405	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB-	1,437,034
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127:
50	16.454%, 4/01/22, 144A (IF) (5)	No Opt. Call	AA-	72,687
100	17.059%, 4/01/23, 144A (IF) (5)	No Opt. Call	AA-	160,768
185	16.773%, 4/01/24, 144A (IF) (5)	4/23 at 100.00	AA-	292,655
100	17.059%, 4/01/25, 144A (IF) (5)	4/23 at 100.00	AA-	158,764
250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B, 5.000%, 4/01/30	4/20 at 100.00	A-	255,723
22,060	Total Wisconsin			23,022,100
$ 783,495	Total Long-Term Investments (cost $814,087,784)			825,742,570
	Floating Rate Obligations – (1.7)%			(11,200,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (26.9)% (9)			(174,845,284)
	Other Assets Less Liabilities – 1.7% (10)			11,095,173
	Net Assets Applicable to Common Shares – 100%			$ 650,792,459
Investments in Derivatives
Interest Rate Swaps - OTC Cleared
Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (11)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$6,200,000	Receive	3-Month LIBOR	2.979%	Semi-Annualy	10/04/19	10/04/29	$(121,632)	$469	$(122,101)	$14,089

NID	Nuveen Intermediate Duration Municipal Term Fund (continued)
Portfolio of Investments February 28, 2019
(Unaudited)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$825,435,011	$307,559	$825,742,570
Investments in Derivatives:
Interest Rate Swaps*	—	(122,101)	—	(122,101)
Total	$ —	$825,312,910	$307,559	$825,620,469

*	Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of February 28, 2019.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$801,779,774
Gross unrealized:
Appreciation	$ 25,615,418
Depreciation	(12,852,634)
Net unrealized appreciation (depreciation) of investments	$ 12,762,784

Tax cost of swaps	$ 469
Net unrealized appreciation (depreciation) of swaps	(122,101)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(9)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 21.2%.
(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(11)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Intermediate Duration Municipal Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: April 29, 2019

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller (principal financial officer)

Date: April 29, 2019